Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Schedule of future minimum commitments
Years ended December 31,	Amount (USD)
Remainder 2020	4,595
Total	$4,595